Receivable From and Payable to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Receivables from Ocwen	$ 2,260	[1]
Ocwen
Related Party Transaction [Line Items]
Servicing fees collected	653	[2]
Professional services	995	[3]
Purchase price settlement	369	[4]
Other	243
Subservicing fees payable	3,440	[5]
Professional services	40	[3]
Advance purchases	2,736	[6]
Other	96	[7]	1,478	[7]
Payables to Altisource	6,312		1,478
Altisource
Related Party Transaction [Line Items]
Payables to Altisource	$ 71		$ 9

[1]	See Note 13 for more information regarding our related party transactions.
[2]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[3]	The respective amounts are for professional services provided from March 2012 through June 2012.
[4]	The amount represents the post-closing adjustment for the purchase price paid in the Flow One Purchase, as further discussed in Note 2.
[5]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[6]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.
[7]	At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.